Derivatives and Other Financial Instruments (Summary of Derivative Instruments, Effect on OCI) (Details) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swaps [Member]
Interest rate swaps	$ 104	$ 2,084	$ 21,960